UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
David L. Musto
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2016

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West U.S. Government Mortgage Securities Fund
(Institutional and Initial Class)
Annual Report
December 31, 2016
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
In 2016, the Great-West U.S. Government Mortgage Securities Fund was positioned to be duration neutral. Allocation to mortgage-backed securities (“MBS”) carried a neutral weight relative to its composite benchmark index, which consists of an 80% weighting to the Bloomberg Barclays U.S. Mortgage-Backed Securities Index and a 20% weighting to the Bloomberg Barclays U.S. Government Index (“Benchmark”). Fund strategy was developed and implemented to reflect increase volatility around U.S. presidential elections, expected hike(s) by the Federal Reserve and the subsequent flattening of the Treasury curve. Throughout the year, monthly MBS originations averaged around 51+ billion (40+ billion in 2015), with the Federal Reserve purchasing over 60% of these originations. Low global rates and excess of available cash helped push spreads tighter in competing investment grade asset classes; spreads across agency MBS sector widened as a result of the above mentioned uncertainty and resulting volatility.
First six months of the year saw two major sentiment driven events, pushing spreads wider and Treasury rates lower. During the first quarter, global concerns surrounding dropping commodities and worries of recession in the U.S. pushed 10 year Treasury to 1.66% and spreads for commodity related industries to all time highs (broad based expectations of defaults). June 23rd, “Brexit” becomes the reality, pushing 10 year Treasury to an all time low close of 1.359%.
The Fund carried tactical underweight exposure to Ginnie Mae MBS throughout the year, offset by Fannie Mae and Freddie Mac MBS. An underweight to Treasury securities of approximately 11% was maintained through 2016, and was offset by an out-of-Benchmark allocation to structured MBS, commercial mortgage-backed securities (“CMBS”), asset-backed securities (“ABS”), and corporate bonds. This strategy was implemented with the expectation that spread assets would generate excess return relative to government debt.
For the 12 month period ended December 31, 2016, the Great-West U.S. Government Mortgage Securities Fund (Institutional Class shares) returned 1.52% relative to its Benchmark performance of 1.55%. The Fund’s MBS constituent slightly outperformed the Bloomberg Barclays U.S. Mortgage-Backed Securities Index as a result of taking advantage of selling in to run up in premiums in specified pool.
From the perspective of MBS, specified pools, with closely defined advantageous characteristics (“stories”), remain the core strategy in the Fund. These assets generally provide stability, liquidity and performance relative to the outstanding universe of pass-through pools against which the Fund performance is measured. The Fund maintains core holdings in specified pools, with the view that they will outperform over a market cycle. Effectively managing and monitoring pool characteristics are critical to future performance. The Fund will continue to take advantage of relative value opportunities within the investable universe, and allocations away from the Benchmark will be undertaken cautiously and monitored closely.
The views and opinions in this report were current as of December 31, 2016 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
* The composite index consists of an 80% weighting to the Bloomberg Barclays U.S. Mortgage-Backed Securities Index and a 20% weighting to the Bloomberg Barclays U.S. Government Index. The composite index is rebalanced monthly to account for the Fund’s target asset allocations. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2016
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	1.52%	N/A	0.85%
Initial Class	1.22%	1.70%	3.85%
(a) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Maturity Date as of December 31, 2016
Maturity	Percentage of Fund Investments
1 to 3 Years	3.16%
3 to 5 Years	7.20
5 to 10 Years	14.89
10 to 20 Years	11.66
20 to 30 Years	54.06
Over 30 Years	2.54
Short Term Investments	6.49
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/16)	(12/31/16)	(07/01/16 – 12/31/16)
Institutional Class
Actual	$1,000.00	$ 982.10	$1.25
Hypothetical (5% return before expenses)	$1,000.00	$1,023.90	$1.27
Initial Class
Actual	$1,000.00	$ 980.60	$2.99
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$3.05
* Expenses are equal to the Fund's annualized expense ratio of 0.25% for the Institutional Class and 0.60% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Schedule of Investments
As of December 31, 2016
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 3.00%
$1,000,000	Annisa Ltd(a)(b) Series 2016-2A Class B 2.89%, 07/20/2028	$ 1,001,500
2,500,000	Atrium VIII(a)(b) Series 8A Class CR 3.36%, 10/23/2024	2,499,970
163,348	Citicorp Residential Mortgage Trust(c) Series 2006-2 Class A6 5.67%, 09/25/2036	170,064
	Madison Park Funding XXI Ltd(a)(b)
	Series 2016-21A Class A2
1,500,000	2.68%, 07/25/2029	1,503,389
	Series 2016-21A Class B
1,000,000	3.43%, 07/25/2029	1,000,714
2,000,000	Octagon Investment Partners 27 Ltd(a)(b) Series 2016-1A Class B 2.81%, 07/15/2027	2,001,488
1,088,737	Trinity Rail Leasing LP(a) Series 2012-1A Class 1A 2.27%, 01/15/2043	1,040,795
2,500,000	Westcott Park Ltd(a)(b) Series 2016-1A Class B 2.98%, 07/20/2028	2,502,762
		11,720,682
U.S. Government Agency — 0.04%
152,794	Federal Home Loan Mortgage Corp(b) Series T-34 Class A1V 0.77%, 07/25/2031	147,951
TOTAL ASSET-BACKED SECURITIES — 3.04% (Cost $11,849,621)		$ 11,868,633
BANK LOANS
1,000,000	Casella Waste System Inc 4.38%, 10/07/2023	1,008,750
1,666,666	Quickrete Holdings Inc(b) 4.14%, 11/15/2023	1,680,904
1,843,588	Reynolds Group Holdings Inc(b) 4.25%, 02/05/2023	1,862,442
TOTAL BANK LOANS — 1.16% (Cost$4,499,489)		$ 4,552,096
CORPORATE BONDS AND NOTES
Basic Materials — 0.38%
1,500,000	CF Industries Inc(a) 3.40%, 12/01/2021	1,484,233
Consumer, Non-Cyclical — 1.03%
	Abbott Laboratories
1,000,000	3.75%, 11/30/2026	993,091
1,000,000	4.90%, 11/30/2046	1,026,335
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$2,000,000	Zimmer Biomet Holdings Inc 2.70%, 04/01/2020	$ 2,000,100
		4,019,526
Financial — 0.28%
1,132,155	Caledonia Generating LLC(a) 1.95%, 02/28/2022	1,115,640
Utilities — 0.28%
1,010,279	New Valley Generation V Pass Through Trust 4.93%, 01/15/2021	1,081,479
TOTAL CORPORATE BONDS AND NOTES — 1.97% (Cost $7,750,363)		$ 7,700,878
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.40%
3,000,000	Seasoned Credit Risk Transfer Trust Series 2016-1 Class MT 3.00%, 09/25/2055	2,946,094
	Towd Point Mortgage Trust(a)(b)
	Series 2015-4 Class A1B
743,415	2.75%, 04/25/2055	745,563
	Series 2015-5 Class A1B
776,211	2.75%, 05/25/2055	778,094
1,000,000	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class ASB 2.51%, 08/15/2049	975,800
		5,445,551
U.S. Government Agency — 79.76%
1,407,934	Federal Deposit Insurance Corp Trust(a) Series 2013-R1 Class A 1.15%, 03/25/2033	1,392,014
	Federal Home Loan Mortgage Corp
15,765	9.50%, 06/01/2020	15,818
13,698	11.00%, 07/01/2020	13,860
35,832	11.00%, 08/01/2020	36,755
67,953	5.50%, 04/01/2022	72,263
151,230	4.50%, 03/01/2024	160,063
553,674	4.50%, 04/01/2024	585,227
306,276	4.50%, 05/01/2024	323,691
324,304	4.50%, 12/01/2024	341,989
9,425	9.50%, 04/01/2025	10,605
345,126	4.00%, 03/01/2026	363,206
2,856,340	3.00%, 12/01/2026	2,934,009
1,129,915	3.00%, 04/01/2027	1,160,311
602,234	3.00%, 05/01/2030	618,879
1,350,419	3.50%, 02/01/2032	1,401,296
24,925	7.50%, 03/01/2032	24,919
79,501	7.00%, 09/01/2032	91,681
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Schedule of Investments
As of December 31, 2016
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 235,124	5.50%, 05/01/2033	$ 264,361
165,925	5.50%, 06/01/2033	186,229
142,200	5.50%, 08/01/2033	159,855
100,716	5.50%, 01/01/2034	113,272
1,276,757	4.00%, 05/01/2034	1,357,897
241,231	5.50%, 10/01/2034	269,381
216,451	5.00%, 08/01/2035	236,498
776,881	5.00%, 09/01/2035	850,068
123,632	5.50%, 09/01/2035	138,988
559,596	5.00%, 12/01/2035	612,427
37,159	5.00%, 01/01/2036	40,639
465,574	6.00%, 01/01/2036	531,902
239,375	6.00%, 03/01/2036	273,315
213,820	6.00%, 07/01/2036	245,693
2,593,749	3.00%, 09/01/2036	2,624,813
53,653	5.50%, 05/01/2038	59,645
39,499	6.00%, 05/01/2038	44,755
161,742	5.00%, 06/01/2038	176,067
989,551	4.50%, 02/01/2040	1,069,774
1,428,439	5.00%, 03/01/2040	1,564,302
827,619	4.00%, 10/01/2040	871,420
1,047,847	4.00%, 01/01/2041	1,103,409
610,957	4.00%, 02/01/2041	644,968
648,127	3.50%, 02/01/2042	667,647
763,116	4.00%, 03/01/2042	805,960
2,337,663	3.50%, 06/01/2042	2,407,910
3,934,973	3.50%, 08/01/2042	4,053,381
1,450,230	3.50%, 09/01/2042	1,489,769
1,422,169	3.00%, 11/01/2042	1,421,589
467,794	3.50%, 11/01/2042	481,745
733,348	3.50%, 03/01/2043	755,489
2,433,690	3.00%, 04/01/2043	2,432,698
1,907,258	3.00%, 06/01/2043	1,903,329
1,008,942	4.00%, 06/01/2043	1,066,903
1,949,493	3.00%, 07/01/2043	1,944,673
914,186	4.50%, 11/01/2043	985,290
1,598,733	4.00%, 01/01/2044	1,681,537
2,665,055	4.00%, 05/01/2044	2,809,212
541,140	4.00%, 10/01/2044	571,536
2,424,326	3.50%, 10/01/2045	2,484,403
1,834,085	3.50%, 12/01/2045	1,879,662
1,630,154	3.50%, 05/01/2046	1,670,765
4,974,624	3.00%, 10/01/2046	4,944,835
4,679,834	3.00%, 11/01/2046	4,652,404
	Federal Home Loan Mortgage Corp Multifamily Mortgage Trust(a)(b)
	Series 2012-K705 Class B
1,410,000	4.16%, 09/25/2044	1,453,433
	Series 2013-K27 Class B
2,250,000	3.50%, 01/25/2046	2,269,470
	Series 2011-K12 Class B
2,500,000	4.34%, 01/25/2046	2,632,785
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K703 Class A2
2,148,523	2.70%, 05/25/2018	2,178,453
	Series K504 Class A2
1,000,000	2.57%, 09/25/2020(b)	1,017,301
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series K714 Class A2
$5,000,000	3.03%, 10/25/2020(b)	$ 5,178,138
	Series K010 Class A2
5,500,000	4.33%, 10/25/2020(b)	5,931,344
	Series K013 Class A2
4,000,000	3.97%, 01/25/2021(b)	4,275,603
	Series K717 Class A2
3,000,000	2.99%, 09/25/2021	3,101,396
	Series K721 Class A1
2,853,301	2.61%, 01/25/2022	2,895,750
	Series KJ09 Class A1
4,986,473	2.02%, 04/25/2022	4,960,177
	Series K722 Class A1
2,778,143	2.18%, 05/25/2022	2,773,935
	Series K721 Class A2
3,000,000	3.09%, 08/25/2022(b)	3,106,505
	Series K026 Class A2
1,100,000	2.51%, 11/25/2022	1,104,119
	Series K722 Class A2
6,000,000	2.41%, 03/25/2023	5,963,392
	Series K056 Class A1
1,736,041	2.20%, 07/25/2025	1,686,920
	Series K059 Class A1
5,991,761	2.76%, 09/25/2025	6,022,817
	Series K058 Class A1
4,740,983	2.34%, 09/25/2049	4,648,657
	Federal National Mortgage Association
1,877	6.50%, 02/01/2017	1,878
4,653	6.00%, 03/01/2017	4,661
5,141	5.50%, 01/01/2018	5,221
89,069	5.50%, 04/01/2018	90,494
124,652	5.00%, 05/01/2018	127,569
13,002	5.00%, 06/01/2018	13,313
229,003	5.00%, 08/01/2018	234,362
69,266	5.00%, 06/01/2023	73,913
5,795	8.50%, 08/01/2024	6,502
1,286,846	4.00%, 01/01/2025	1,364,946
431,718	4.00%, 07/01/2025	455,939
422,474	4.00%, 09/01/2025	446,118
1,407,884	3.50%, 11/01/2025	1,468,577
352,923	4.00%, 12/01/2025	370,134
73,052	8.50%, 11/01/2026	77,195
548,713	3.00%, 06/01/2027	564,323
2,313,648	3.00%, 08/01/2029	2,376,712
307,173	4.50%, 02/01/2030	330,379
305,933	4.50%, 03/01/2030	329,331
1,326,703	3.00%, 10/01/2030	1,363,380
74,338	7.00%, 02/01/2031	82,120
1,301,458	3.00%, 05/01/2031	1,336,697
105,307	7.00%, 09/01/2031	121,522
223,311	6.50%, 12/01/2031	252,647
138,142	7.00%, 12/01/2031	150,481
541,254	6.50%, 01/01/2032	612,358
47,727	7.00%, 01/01/2032	48,561
276,305	6.50%, 02/01/2032	312,601
3,532,307	3.00%, 05/01/2032	3,610,325
166,535	6.00%, 02/01/2033	174,741
288,071	6.00%, 03/01/2033	335,682
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Schedule of Investments
As of December 31, 2016
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 287,107	5.50%, 07/01/2033	$ 321,590
507,804	5.00%, 09/01/2033	555,466
153,987	5.50%, 09/01/2033	172,642
96,170	5.00%, 11/01/2033	105,638
334,470	5.50%, 11/01/2033	379,583
119,288	5.50%, 12/01/2033	133,848
181,282	5.50%, 03/01/2034	203,356
132,388	5.50%, 10/01/2034	147,289
238,785	5.50%, 12/01/2034	267,963
211,840	5.50%, 01/01/2035	237,438
447,440	5.50%, 02/01/2035	500,983
869,681	3.00%, 03/01/2035	881,431
1,096,058	3.50%, 04/01/2035	1,139,013
214,463	5.50%, 05/01/2035	240,229
33,345	5.00%, 08/01/2035	36,406
248,276	5.00%, 09/01/2035	272,692
610,916	5.00%, 10/01/2035	667,012
203,206	5.50%, 10/01/2035	227,992
428,780	6.00%, 12/01/2035	489,075
235,094	5.50%, 01/01/2036	262,718
233,763	6.00%, 01/01/2036	265,522
92,640	6.00%, 02/01/2036	105,283
98,303	6.00%, 03/01/2036	111,939
370,468	5.50%, 05/01/2036	412,390
62,465	6.00%, 12/01/2036	70,669
125,606	6.00%, 05/01/2037	142,269
206,847	5.00%, 07/01/2037	227,044
508,169	5.50%, 03/01/2038	566,207
473,650	5.50%, 06/01/2038	530,089
264,379	4.50%, 02/01/2039	285,274
402,041	5.00%, 04/01/2039	440,802
912,855	4.50%, 05/01/2039	990,802
439,487	4.50%, 06/01/2039	476,884
1,127,150	4.50%, 08/01/2039	1,216,501
1,091,222	5.00%, 11/01/2039	1,204,069
518,192	5.00%, 12/01/2039	572,707
225,023	4.50%, 03/01/2040	242,460
654,577	5.00%, 06/01/2040	721,347
1,720,459	4.50%, 08/01/2040	1,854,348
246,665	4.50%, 09/01/2040	266,642
1,146,136	5.00%, 09/01/2040	1,253,214
619,346	4.50%, 11/01/2040	669,033
749,552	5.00%, 01/01/2041	827,896
609,242	4.50%, 02/01/2041	659,893
181,708	4.00%, 03/01/2041	191,772
3,359,824	4.50%, 03/01/2041	3,624,396
844,639	4.50%, 04/01/2041	912,132
1,442,857	4.50%, 08/01/2041	1,558,923
823,189	4.00%, 09/01/2041	869,790
845,472	4.50%, 10/01/2041	912,713
2,471,647	3.50%, 12/01/2041	2,548,682
2,710,591	4.00%, 12/01/2041	2,863,828
3,709,944	3.50%, 04/01/2042	3,824,488
1,573,049	4.00%, 07/01/2042	1,665,366
1,159,451	3.50%, 08/01/2042	1,195,246
452,283	3.00%, 09/01/2042	452,154
1,511,336	3.50%, 09/01/2042	1,535,370
1,231,400	3.50%, 10/01/2042	1,269,346
641,890	3.50%, 11/01/2042	661,851
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 833,828	3.00%, 12/01/2042	$ 833,591
2,563,014	3.00%, 03/01/2043	2,562,283
2,575,555	3.00%, 05/01/2043	2,574,822
1,886,636	3.50%, 05/01/2043	1,944,124
1,561,270	3.00%, 07/01/2043	1,541,073
1,348,828	3.00%, 08/01/2043	1,348,444
1,012,394	3.50%, 08/01/2043	1,043,572
915,130	3.00%, 09/01/2043	914,867
786,631	3.50%, 09/01/2043	799,056
1,915,501	4.00%, 10/01/2043	2,028,145
1,883,730	4.00%, 09/01/2044	1,980,921
1,169,249	4.00%, 11/01/2044	1,235,224
875,767	4.00%, 12/01/2044	921,090
2,543,306	3.50%, 02/01/2045	2,613,958
683,757	4.00%, 05/01/2045	719,265
1,048,061	4.00%, 07/01/2045	1,102,699
1,453,393	3.50%, 08/01/2045	1,490,738
1,460,626	4.00%, 09/01/2045	1,536,174
8,492,053	3.50%, 12/01/2045	8,710,704
652,661	4.00%, 12/01/2045	686,580
8,896,000	3.50%, 01/01/2046	9,125,136
3,830,459	4.00%, 01/01/2046	4,029,872
1,773,866	3.50%, 02/01/2046	1,819,515
2,653,040	3.50%, 03/01/2046	2,721,414
3,165,038	4.00%, 03/01/2046	3,329,235
8,366,266	3.50%, 07/01/2046	8,582,982
5,907,566	4.00%, 07/01/2046	6,216,150
7,997,346	3.00%, 10/01/2046	7,954,666
4,922,390	4.00%, 10/01/2046	5,183,131
632,053	Federal National Mortgage Association Alternative Credit Enhancement Security Series 2012-M9 Class ASQ2 1.51%, 12/25/2017	632,964
	Government National Mortgage Association
1,240	9.00%, 07/15/2018	1,245
2,559	9.50%, 05/20/2022	2,571
5,959	8.00%, 11/20/2023	6,509
2,956	7.50%, 10/20/2028	3,306
2,783	7.50%, 12/20/2028	2,983
270,023	5.00%, 10/20/2033	301,078
215,104	5.00%, 02/20/2034	239,774
228,408	5.50%, 11/20/2034	256,457
188,861	5.50%, 04/20/2035	212,416
177,653	5.00%, 12/20/2035	195,746
114,812	5.50%, 05/20/2039	127,070
2,606,161	4.00%, 12/15/2040	2,785,022
1,470,945	4.00%, 01/15/2041	1,564,921
2,084,146	4.50%, 02/20/2041	2,298,484
1,592,278	4.00%, 03/20/2041	1,698,297
495,868	4.00%, 05/20/2041	529,683
1,967,565	4.00%, 07/20/2041	2,097,281
1,174,489	4.00%, 09/15/2041	1,255,701
834,150	3.50%, 08/15/2042	868,012
3,200,626	3.50%, 08/20/2045	3,337,834
2,833,757	3.50%, 12/20/2045	2,948,882
1,748,717	3.00%, 01/20/2046	1,773,144
2,037,463	3.50%, 01/20/2046	2,120,257
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Schedule of Investments
As of December 31, 2016
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$1,689,962	3.50%, 03/20/2046	$ 1,758,636
1,351,754	3.00%, 04/20/2046	1,370,636
2,096,720	3.50%, 04/20/2046	2,181,924
1,977,579	3.00%, 09/20/2046	2,005,202
	Vendee Mortgage Trust
	Series 1993-3 Class 1
494,486	5.58%, 09/15/2023(b)	527,245
	Series 1996-3 Class 1Z
1,164,784	6.75%, 09/15/2026	1,293,042
	Series 2011-2 Class V
1,490,546	3.75%, 02/15/2028	1,509,258
	Series 2002-1 Class 1A
602,847	6.00%, 10/15/2031	672,374
	Series 2008-1 Class GD
1,781,065	5.25%, 01/15/2032	1,897,427
		311,506,395
TOTAL MORTGAGE-BACKED SECURITIES — 81.16% (Cost $318,223,977)		$316,951,946
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
1,700,000	5.00%, 11/17/2017(d)	1,760,833
3,400,000	1.75%, 12/14/2018(d)	3,435,595
1,500,000	3.13%, 12/11/2020	1,575,640
3,000,000	1.75%, 03/12/2021(d)	2,968,896
500,000	5.75%, 06/12/2026	621,684
2,000,000	Federal National Mortgage Association 2.63%, 09/06/2024	2,019,360
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 3.17% (Cost $12,345,098)		$ 12,382,008
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
8,000,000	0.75%, 12/31/2017	7,986,872
1,500,000	2.38%, 06/30/2018	1,529,004
3,000,000	0.88%, 10/15/2018	2,985,468
1,000,000	1.25%, 04/30/2019	999,414
1,000,000	1.00%, 11/30/2019	987,969
1,500,000	1.38%, 06/30/2023	1,424,883
4,000,000	1.63%, 10/31/2023	3,848,280
3,000,000	1.63%, 02/15/2026	2,803,125
5,000,000	2.88%, 05/15/2043	4,829,490
2,000,000	2.50%, 02/15/2046	1,777,188
TOTAL U.S. TREASURY BONDS AND NOTES — 7.47% (Cost $29,693,983)		$ 29,171,693
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 3.96%
$10,600,000	Repurchase agreement (principal amount/value $10,600,000 with a maturity value of $10,600,530) with Daiwa Capital Markets America Inc, 0.45%, dated 12/30/16 to be repurchased at $10,600,530 on 1/3/17 collateralized by U.S. Treasury securities, 1.88% - 2.50%, 6/30/20 - 5/15/24, with a value of $10,812,093.	$10,600,000
1,150,633	Undivided interest of 1.19% in a repurchase agreement (principal amount/value $96,803,309 with a maturity value of $96,808,257) with HSBC Securities (USA) Inc, 0.46%, dated 12/30/16 to be repurchased at $1,150,633 on 1/3/17 collateralized by U.S. Treasury securities, 1.38% - 3.75%, 11/30/18 - 11/15/43, with a value of $98,739,913.(e)	1,150,633
1,150,634	Undivided interest of 1.19% in a repurchase agreement (principal amount/value $96,803,309 with a maturity value of $96,809,010) with Citigroup Global Markets Inc, 0.53%, dated 12/30/16 to be repurchased at $1,150,634 on 1/3/17 collateralized by Federal Home Loan Mortgage Corp securities, 2.00% - 8.50%, 12/1/17 - 1/1/47, with a value of $98,739,374.(e)	1,150,634
1,150,633	Undivided interest of 1.21% in a repurchase agreement (principal amount/value $95,070,496 with a maturity value of $95,075,989) with Daiwa Capital Markets America Inc, 0.52%, dated 12/30/16 to be repurchased at $1,150,633 on 1/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 3/2/17 - 2/1/49, with a value of $96,971,906.(e)	1,150,633
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Schedule of Investments
As of December 31, 2016
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,150,633	Undivided interest of 1.93% in a repurchase agreement (principal amount/value $59,762,620 with a maturity value of $59,765,940) with Merrill Lynch, Pierce, Fenner & Smith, 0.50%, dated 12/30/16 to be repurchased at $1,150,633 on 1/3/17 collateralized by various U.S. Government Agency securities, 1.74% - 6.00%, 8/1/22 - 1/15/49, with a value of $60,957,872.(e)
		$ 1,150,633
240,717	Undivided interest of 2.05% in a repurchase agreement (principal amount/value $11,773,812 with a maturity value of $11,774,466) with BNP Paribas Securities Corp, 0.50%, dated 12/30/16 to be repurchased at $240,717 on 1/3/17 collateralized by U.S. Treasury securities, 0.00% - 7.88%, 12/31/16 - 9/9/49, with a value of $12,009,288.(e)	240,717
SHORT TERM INVESTMENTS — 3.96% (Cost $15,443,250)		$ 15,443,250
TOTAL INVESTMENTS — 101.93% (Cost $399,805,781)		$398,070,504
OTHER ASSETS & LIABILITIES, NET — (1.93)%		$ (7,528,896)
TOTAL NET ASSETS — 100.00%		$390,541,608
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At December 31, 2016, the aggregate cost and fair value of 144A securities was $23,573,726 and $23,421,850, respectively, representing 6.00% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2016.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at December 31, 2016. Maturity date disclosed represents final maturity date.
(d)	All or a portion of the security is on loan at December 31, 2016.
(e)	Collateral received for securities on loan.
LP	Limited Partnership
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2016
Great-West U.S. Government Mortgage Securities Fund
ASSETS:
Investments in securities, fair value (including $4,746,123 of securities on loan)(a)	$382,627,254
Repurchase agreements, fair value(b)	15,443,250
Cash	88,432
Subscriptions receivable	747,833
Receivable for investments sold	430
Interest receivable	1,282,137
Total Assets	400,189,336
LIABILITIES:
Payable to investment adviser	81,863
Payable for administrative services fees	60,991
Payable upon return of securities loaned	4,843,250
Redemptions payable	1,994,957
Payable for investments purchased	2,666,667
Total Liabilities	9,647,728
NET ASSETS	$390,541,608
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,662,982
Paid-in capital in excess of par	389,257,013
Net unrealized depreciation	(1,735,277)
Accumulated net realized loss	(643,110)
NET ASSETS	$390,541,608
NET ASSETS BY CLASS
Initial Class	$205,403,477
Institutional Class	$185,138,131
CAPITAL STOCK:
Authorized
Initial Class	75,000,000
Institutional Class	150,000,000
Issued and Outstanding
Initial Class	17,337,587
Institutional Class	19,292,228
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$11.85
Institutional Class	$9.60
(a) Cost of investments	$384,362,531
(b) Cost of repurchase agreements	$15,443,250
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2016
Great-West U.S. Government Mortgage Securities Fund
INVESTMENT INCOME:
Interest	$8,406,132
Income from securities lending	4,787
Total Income	8,410,919
EXPENSES:
Management fees	839,440
Administrative services fees – Initial Class	579,650
Total Expenses	1,419,090
NET INVESTMENT INCOME	6,991,829
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	1,396,593
Net change in unrealized depreciation on investments	(5,732,578)
Net Realized and Unrealized Loss	(4,335,985)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,655,844
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West U.S. Government Mortgage Securities Fund	2016	2015
OPERATIONS:
Net investment income	$6,991,829	$6,705,847
Net realized gain	1,396,593	688,060
Net change in unrealized depreciation	(5,732,578)	(4,495,772)
Net Increase in Net Assets Resulting from Operations	2,655,844	2,898,135
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Initial Class	(6,227)	(9,622)
Institutional Class	(6,928)	(12,587)
From return of capital	(13,155)	(22,209)
From net investment income
Initial Class	(2,975,749)	(3,693,828)
Institutional Class	(4,645,356)	(3,090,892)
From net investment income	(7,621,105)	(6,784,720)
From net realized gains
Initial Class	(657,524)	(321,088)
Institutional Class	(726,582)	(417,495)
From net realized gains	(1,384,106)	(738,583)
Total Distributions	(9,018,366)	(7,545,512)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	129,123,402	59,194,891
Institutional Class	62,643,139	181,900,432
Shares issued in reinvestment of distributions
Initial Class	3,639,500	4,024,538
Institutional Class	5,378,866	3,520,974
Shares redeemed
Initial Class	(68,444,879)	(220,491,520)
Institutional Class	(33,540,023)	(27,945,274)
Net Increase in Net Assets Resulting from Capital Share Transactions	98,800,005	204,041
Total Increase (Decrease) in Net Assets	92,437,483	(4,443,336)
NET ASSETS:
Beginning of year	298,104,125	302,547,461
End of year	$390,541,608	$298,104,125
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	10,618,020	4,871,707
Institutional Class	6,350,802	18,254,635
Shares issued in reinvestment of distributions
Initial Class	303,146	333,326
Institutional Class	552,158	359,214
Shares redeemed
Initial Class	(5,651,890)	(18,080,082)
Institutional Class	(3,397,553)	(2,827,028)
Net Increase	8,774,683	2,911,772
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)
Initial Class
12/31/2016	$11.95	0.23	(0.08)	0.15	(0.00) (c)	(0.21)	(0.04)	(0.25)	$11.85	1.22%
12/31/2015	$12.13	0.27	(0.17)	0.10	(0.00) (c)	(0.25)	(0.03)	(0.28)	$11.95	0.79%
12/31/2014	$11.80	0.29	0.35	0.64	-	(0.30)	(0.01)	(0.31)	$12.13	5.45%
12/31/2013	$12.32	0.28	(0.53)	(0.25)	-	(0.27)	(0.00) (c)	(0.27)	$11.80	(2.02%)
12/31/2012	$12.41	0.34	0.07	0.41	-	(0.38)	(0.12)	(0.50)	$12.32	3.22%
Institutional Class
12/31/2016	$ 9.75	0.22	(0.07)	0.15	(0.00) (c)	(0.26)	(0.04)	(0.30)	$ 9.60	1.52%
12/31/2015 (d)	$10.00	0.17	(0.18)	(0.01)	(0.00) (c)	(0.21)	(0.03)	(0.24)	$ 9.75	(0.11%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Initial Class
12/31/2016	$205,403	0.60%	0.60%	N/A	1.90%	99% (g)
12/31/2015	$144,249	0.60%	0.60%	N/A	2.23%	42%
12/31/2014	$302,547	0.60%	0.60%	N/A	2.37%	38%
12/31/2013	$308,935	0.60%	0.60%	2.31%	2.31%	60%
12/31/2012	$396,544	0.60%	0.60%	2.68%	2.68%	60%
Institutional Class
12/31/2016	$185,138	0.25%	0.25%	N/A	2.27%	99% (g)
12/31/2015 (d)	$153,855	0.25% (h)	0.25% (h)	N/A	2.52% (h)	42%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Amount was less than $0.01 per share.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period. Excluding these transactions, the portfolio turnover would have been 99%.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West U.S. Government Mortgage Securities Fund (the Fund) are included herein. The investment objective of the Fund is to seek the highest level of return consistent with preservation of capital and substantial credit protection. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Initial Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Annual Report - December 31, 2016

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2016, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.

Annual Report - December 31, 2016

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.
Dollar Rolls
The Fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The Fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The Fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities but may close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of the Fund. Actual mortgages received by the Fund may be less favorable than those anticipated. The Fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate. At December 31, 2016, there were no mortgage dollar rolls held.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2016 and 2015 were as follows:
	2016	2015
Ordinary income	$7,621,145	$6,786,477
Long-term capital gain	1,384,066	736,826
Return of capital	13,155	22,209
	$9,018,366	$7,545,512

Annual Report - December 31, 2016

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and market discount adjustments.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2016. Net assets of the Fund were unaffected by the reclassifications.
Paid-in Capital	Overdistributed Net Investment Income	Accumulated Net Realized Loss
$(13,155)	$642,431	$(629,276)
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2016, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$—
Undistributed long-term capital gains	—
Capital loss carryforwards	—
Post-October losses	(788,080)
Net unrealized depreciation	(1,590,307)
Tax composition of capital	$(2,378,387)
The Fund has elected to defer to the next fiscal year the following Post-October losses:
Post-October Ordinary Losses	Post-October Capital Losses
$—	$(788,080)
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2016 were as follows:
Federal tax cost of investments	$399,660,811
Gross unrealized appreciation on investments	3,805,668
Gross unrealized depreciation on investments	(5,395,975)
Net unrealized depreciation on investments	$(1,590,307)
Application of Recent Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. The adoption of ASU No. 2015-07 did not have an impact on the Fund's financial position or the results of its operations.

Annual Report - December 31, 2016

2.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into repurchase agreements with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at December 31, 2016.
		Gross Amounts Not Offset on the Statement of Assets and Liabilities
Investments (Assets):	Gross Amount of Assets Presented in the Statement of Assets and Liabilities (a)	Financial Investments Available for Offset	Financial Investments Collateral Received(b)	Cash Collateral Received (Pledged)(b)	Net Amount
Repurchase Agreements	$10,600,000	$—	$(10,600,000)	$—	$—
(a) Repurchase agreements are reported gross on the Statement of Assets and Liabilities.
(b) Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral received (pledged) by the Fund may exceed these reported amounts.

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.25% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses except for administrative services expenses.
Great-West Funds has entered into an administrative services agreement with GWL&A. Pursuant to the administrative services agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $321,606 for the year ended December 31, 2016.
4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2016, the aggregate cost of purchases and proceeds from sales of investments (including mortgage dollar rolls and TBA transactions, excluding all U.S. Government securities and short-term securities) were $65,347,715 and $53,287,501, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $356,569,433 and $273,994,009, respectively.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly when received, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2016, the Fund had securities on loan valued at $4,746,123 and received collateral as reported on the

Annual Report - December 31, 2016

Statement of Assets and Liabilities of $4,843,250 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2016, 100% of the cash collateral liability under the securities lending agreement was against loans of U.S. Government Agency Bonds and Notes. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENT
Shareholders approved a new advisory agreement which will change the Fund’s expense structure. Under the current investment advisory agreement, GWCM is responsible for paying each Fund’s operating expenses as part of the management fee. Under the new advisory agreement, GWCM’s management fee will decrease commensurate with, or more than, the cost of the Fund’s operating expenses as of December 31, 2015 and the operating expenses of the Fund will be paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and expense ratio declines due to fixed operation expenses. The reduced management fee will be contractual and any subsequent plans to increase the fee would require shareholder approval. GWCM has contractually agreed for a one-year renewable term beginning May 1, 2017 to limit the fees and expenses of each Fund to the total expense ratio of the Fund as of December 31, 2015. This expense limit will be subject to annual review and renewal by the Great-West Funds’ Board and GWCM may only increase this expense limit in the future with the approval of the Great-West Funds’ Board.

Annual Report - December 31, 2016

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of Great-West Funds, Inc.
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West U.S. Government Mortgage Securities Fund (the “Fund”), one of the funds of Great-West Funds, Inc. as of December 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West U.S. Government Mortgage Securities Fund as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2017

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2016, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 73	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp & Gold, Inc.	64	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 73	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	64	Director, Guaranty Bancorp
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 57	Nominee		Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Colorado Developmental Disabilities Council; Regional Center Task Force; and Mental Health Center of Denver	64	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 62	Nominee		Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Investment Holdings, LLC; Senior Managing Director, CBIZ MHM, LLC	64	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 53	Nominee		Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC; Member, Fios Partners LLC, Fios Holdings LLC, Roubaix Capital LLC; and Sole Member, Fios Companies LLC	64	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
David L. Musto 8515 East Orchard Road, Greenwood Village, CO 80111 49	Director and President & Chief Executive Officer	Since 2016	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; Executive Vice President, FASCore, LLC ("FASCore"); Director and Executive Vice President, GWFS; formerly, Executive Vice President, Empower Retirement, GWL&A and GWL&A of NY; formerly, Chief Executive Officer, J.P. Morgan Retirement Plan Services, J.P. Morgan Asset Management	64	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
David L. Musto 8515 East Orchard Road, Greenwood Village, CO 80111 49	Director and President & Chief Executive Officer	Since 2016	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; Executive Vice President, FASCore, LLC ("FASCore"); Director and Executive Vice President, GWFS; formerly, Executive Vice President, Empower Retirement, GWL&A and GWL&A of NY; formerly, Chief Executive Officer, J.P. Morgan Retirement Plan Services, J.P. Morgan Asset Management	64	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 42	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A of NY; Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 49	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, GWL&A; Vice President and Treasurer, GWTC; Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 60	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 35	Counsel & Assistant Secretary	Since 2015	Counsel, Products, GWL&A; Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 49	Assistant Treasurer	Since 2007	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 41	Assistant Treasurer	Since 2016	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, the sub-adviser of the Great-West MFS International Growth and Great-West MFS International Value Funds, (ii) a mutual fund advised by Invesco Advisers, Inc., the sub-adviser of the Great-West Invesco Small Cap Value Fund, (iii) a mutual fund advised by T. Rowe Price Associates, Inc., the sub-adviser of the Great-West T. Rowe Price Equity Income and Great-West T. Rowe Price Mid Cap Growth Funds, and (iv) a mutual fund advised by J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
*****Mr. Hillary is the Founder, Chairman and Chief Executive Officer of Independence Capital Asset Partners, LLC (“ICAP”), which has a prime brokerage and institutional trading relationship with Goldman Sachs & Co., the parent company of Goldman Sachs Asset Management, LP, a sub-adviser of the Great-West Goldman Sachs Mid Cap Value Fund. ICAP previously was a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of Franklin Advisers, Inc., the sub-adviser of the Great-West Templeton Global Bond Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund and receives no special treatment due to the relationship.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), approved an amended and restated investment advisory agreement between the Company and Great-West Capital Management, LLC (“GWCM”) (the “New Advisory Agreement”) at a meeting held on November 18, 2016 (the “November Meeting”). In considering the approval of the New Advisory Agreement, the Board considered information provided at the September 30, 2016, November 15, 2016 and November 18, 2016 meetings, as well as certain information and materials relating to GWCM that the Board had received and considered in connection with the annual evaluation of the investment advisory agreement effective March 3, 2014, as amended and restated on May 1, 2015, as further amended (the “Current Advisory Agreement”) between GWCM and Company at the Independent Directors and Board meetings held on March 16, 2016 and April 15, 2016, respectively (the “Annual Meetings”). In considering this matter, the Independent Directors were advised with respect to relevant legal standards by independent legal counsel. In addition, prior to the November Meeting, the Independent Directors discussed GWCM’s proposal and the terms of the New Advisory Agreement in private sessions with independent legal counsel.
In approving the New Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the New Advisory Agreement, including any information considered in connection with the Annual Meetings that were applicable to its review of the New Advisory Agreement. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the New Advisory Agreement and the information provided to it, the Board concluded that the New Advisory Agreement was fair and reasonable in light of the services to be performed, fees to be charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the New Advisory Agreement are discussed below.
Nature, Extent and Quality of Services. At the Annual Meetings, the Board considered the nature, extent and quality of services provided and to be provided to the Funds by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Funds. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Funds and the portfolio management team responsible for the day-to-day management of the GWCM-advised Funds. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as GWCM’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of GWCM at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. The quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, was taken into account. Additionally, at the November Meeting, the Board considered the terms of the New Advisory Agreement and GWCM’s representation to the Board that there would be no reduction in the nature, extent and quality of services to be provided to the Funds under the New Advisory Agreement. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by GWCM.
Investment Performance. At the Annual Meetings, the Board considered the investment performance of the Funds. The Board reviewed performance information for the Funds’ Institutional Class (Initial Class, through April 30, 2015), with the exception of the performance information for the Great-West Stock Index Fund’s Initial Class, as compared against their benchmark indexes and the performance of a peer group of funds selected by Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”). This information included annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2015 and quarterly returns for the five-year period ended December 31, 2015, to the extent applicable. In evaluating the performance of the Funds, the Board noted how the Funds performed relative to the returns of the applicable benchmark and peer group. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. The Board noted that it also had received and discussed at periodic intervals information comparing the performance of the Funds to that of their benchmark indexes and to a peer group of funds. Accordingly, the Board determined that the investment performance of the Funds was satisfactory.
Costs and Profitability. At the Annual Meetings, the Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Funds. With respect to the costs of services, the Board considered the fee structure of the Funds and the level of the investment management fee payable by the Funds. In evaluating the management fee and total expense ratio of the Fund’s Institutional Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) each Fund’s management fee as provided in the Current Advisory Agreement in comparison to the contractual management fees of the peer group of funds, and (ii) each Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios. The Board considered each Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe. At the November Meeting, the Board took into consideration the proposed change in the management fee for each Fund and GWCM’s rationale for recommending the change. The Board considered each Fund’s proposed management fee and estimated total expense ratio as of June 30, 2016 relative to the Broadridge peer group averages. The Board also took into account GWCM’s undertaking to limit the expenses of each Fund and noted that the total expense ratio for each Fund will not increase as a result of the change in the management fee because GWCM would contractually limit certain fees and expenses of the Fund for a 1-year term at the expense ratio in effect for the fiscal year ended December 31, 2015.
At the Annual Meetings, the Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Additionally, at the November Meeting, the Board considered the terms of the New Advisory Agreement and any potential impact to the profitability of GWCM. The Board noted that, under the New Advisory Agreement, GWCM’s profitability was not expected to increase with respect to any Fund and that with respect to the following Funds GWCM’s profitability may decrease: Great-West Goldman Sachs Mid Cap Value Fund, Great-West Invesco Small Cap Value Fund, Great-West Multi-Manager Small Cap Growth Fund, Great-West Templeton Global Bond Fund and Great-West S&P 500 Index Fund. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to be realized by GWCM and its affiliates were reasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale. At the Annual Meetings and November Meeting, the Board considered the extent to which economies of scale may be realized as the Funds grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current and proposed level of management fees payable by the Funds, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of each Fund’s assets. The Board noted that, under the New Advisory Agreement, breakpoints would be implemented for the following Funds: Great-West Goldman Sachs Mid Cap Value Fund, Great-West Invesco Small Cap Value Fund, Great-West Loomis Sayles Bond Fund, Great-West MFS International Growth Fund, Great-West Multi-Manager Small Cap Growth Fund, Great-West Putnam Equity Income Fund, Great-West High Yield Bond Fund, Great-West Templeton Global Bond Fund, Great-West International Index Fund, Great-West Real Estate Index Fund, Great-West S&P 500 Index Fund, Great-West Mid Cap 400 Index Fund, Great-West Small Cap 600 Index Fund and Great-West Stock Index Fund, and that Great-West Multi-Manager Large Cap Growth Fund’s breakpoint structure would remain the same under the New Advisory Agreement. Based on the information provided, the Board concluded for all Funds, including those without breakpoints in the management fees, any economies of scale currently being realized were appropriately being reflected in the management fee payable by the Funds.
Other Factors. At the Annual Meetings, the Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Funds as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Funds by affiliates of GWCM. The Board took into account the fact that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life & Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. At the November Meeting, the Board concluded that the management fees for the Funds were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion. Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the New Advisory Agreement, including the management fees, are reasonable and that the New Advisory Agreement is in the best interests of each Fund and its shareholders, and unanimously approved the New Advisory Agreement for each Fund.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen McConahey is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $820,000 for fiscal year 2015 and $866,000 for fiscal year 2016.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $90,000 for fiscal year 2015 and $60,000 for fiscal year 2016. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2015 and $0 for fiscal year 2016.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2015 equaled $745,000 and for fiscal year 2016 equaled $1,186,300.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.
3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)  (1) Code of Ethics required by Item 2 of Form N-CSR attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:February 23, 2017
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:February 23, 2017
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 23, 2017